LEASE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Disclosure of Right-of-use Assets
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	60,508,354
Additions	26,066,653	598,464	26,665,117
Modifications	(2,121,635)	(33,562)	(2,155,197)
Depreciation expense	(3,878,335)	(168,914)	(4,047,249)
Foreign currency translation adjustment	786,001	18,637	804,638
Balance at June 30, 2023	80,227,815	1,547,848	81,775,663

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2022	60,297,423	604,939	60,902,362
Additions	6,661,404	740,287	7,401,691
Modifications	(450,567)	10,670	(439,897)
Depreciation expense	(6,497,931)	(186,833)	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	60,508,354
Depreciation was recognized as follows :

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Cost of sales	1,472,189	343,560	2,408,476	689,853
Administrative expenses	94,401	65,534	213,899	139,664
Selling expenses	167,430	447,765	663,479	883,821
Capitalized to property, plant and equipment	379,623	793,258	761,395	1,586,517
	2,113,643	1,650,117	4,047,249	3,299,855

Disclosure of Lease Liabilities

$
Balance at January 1, 2023	63,520,215
Additions	23,843,356
Lease payments	(2,715,536)
Modifications	(2,119,323)
Foreign currency translation adjustment	688,386
Balance at June 30, 2023	83,217,098
Current portion	5,734,152
Non-current portion	77,482,946

Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modifications	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032